INCOME TAXES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax [Line Items]
Applicable tax rate	27.00%	27.00%	27.00%
Unused tax losses for which no deferred tax asset recognised	$ 251,396	$ 125,391
Unused tax losses for which deferred tax asset is recognised	956,949	443,250
Income tax relating to cash flow hedges of other comprehensive income	$ (19,610)	$ 50,587	$ (30,453)
Effective tax rate	15.00%
CHILE
Disclosure Of Income Tax [Line Items]
Applicable tax rate	27.00%
Argentina
Disclosure Of Income Tax [Line Items]
Applicable tax rate	35.00%
BRAZIL
Disclosure Of Income Tax [Line Items]
Applicable tax rate	34.00%
URUGUAY
Disclosure Of Income Tax [Line Items]
Applicable tax rate	25.00%
Unused tax losses for which no deferred tax asset recognised	$ 40,059
UNITED STATES
Disclosure Of Income Tax [Line Items]
Applicable tax rate	21.00%
MEXICO
Disclosure Of Income Tax [Line Items]
Applicable tax rate	30.00%